Share Capital and Reserves	12 Months Ended
Dec. 31, 2023
Share Capital and Reserves [Abstract]
Share capital and reserves

Note 13 - Share capital and reserves

A.	Composition of share capital

	December 31
	2023		2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares, par value NIS 0.01 each (1)	1,000,000,000	69,579,231	100,000,000	27,780,896

(1)	On August 14, 2023, the annual and special general meeting of shareholders of the Company approved to increase the authorized shares of the Company by 900,000,000 ordinary shares.

B.	Rights attached to the ordinary shares

The ordinary shares of the Company grant the holders thereof the right to participate and vote in shareholders meetings, the right to receive a dividend, as declared, the right to participate in distributions of bonus shares and the right to participate in the distribution of the assets of the Company upon liquidation.

C.	Changes in the issued and outstanding capital

	2023	2022	2021
Balance as of January 1	27,780,896	7,984,706	7,696,626

Conversion of non-registered rights into ordinary shares (1)	-	-	288,080
Issuance of ADSs and prefunded warrants through U.S. IPO (2)	-	15,750,885	-
Issuance of ADSs through private placement transaction (3)	-	4,045,305	-
Issuance of ADSs as commitment shares for receiving an equity line (4)	340,760	-	-
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line (4)	21,530,865	-	-
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line (4)	11,503,375	-	-
Issuance of ADSs through public offering transaction as part of shelf prospectus (5)	8,333,335	-	-
Exercise of restricted share units into ordinary shares (6)	90,000	-	-
Balance as of December 31	69,579,231	27,780,896	7,984,706

(1)	In February 2021, a service provider exercised 288,080 non-registered rights into the same number of ordinary shares of the Company for no consideration.

(2)	As noted in Note 1B above, on June 7, 2022, the Company completed the U.S. IPO under which the Company received gross proceeds of approximately $13 million (approximately NIS 43,441), before deducting underwriting discounts and offering expenses payable by the Company, for the issuance and sale of of -

A.	2,941,918 Units at a public price of $4.13 per Unit, each consisting of (i) one ADS and (ii) one Warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the Warrants are subject to a cashless exercise mechanism upon under certain events) and

B.	208,282 Pre-Funded Units at a price to the public of $4.129 per Pre-Funded Unit, each consisting of (i) one Pre-Funded Warrant exercisable for one ADS, which were exercisable immediately and may be exercised at any time until exercised in full, at an exercise price of $0.001 (the Pre-Funded Warrants are subject to a cashless exercise mechanism upon under certain events) and (ii) one Warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the warrants are subject to a cashless exercise mechanism upon under certain events). It is noted that all of the Pre-Funded Warrants were fully paid at the Closing Date and 208,259 ADSs were issued in August 2022.

In connection with the U.S. IPO, the Company engaged a U.S. underwriter, which was granted as part of its compensation upon completion of the U.S. IPO the Representative’s Warrant exercisable for 157,510 ADSs at an exercise price of $5.16 per ADS at any time after December 2, 2022 through the close of business day on June 2, 2027. In addition, the Company granted to the underwriter the Over-Allotment Option to purchase up to an additional 469,654 ADSs at an exercise price of $4.129 or Pre-Funded Warrants and/or 469,654 Warrants exercisable for the same number of ADS at an exercise price of $0.001. In connection to offering closing, in June 2022, the underwriter partially exercised its Over-Allotment Option to purchase an additional 126,482 Warrants exercisable for the same number of ADSs for de minimis consideration. The remaining portion of Over-Allotment Option, consisting of up to 343,172 ADS and/or Pre-Funded Warrants and 343,172 Warrants, expired unexercised.

Upon satisfaction of customary closing conditions, the Closing Date of the U.S. IPO was June 7, 2022.

As the exercise price of the Warrants is determined in foreign currency and as the Warrants might be exercisable to variable number of shares due to cashless exercise mechanism, the Warrants are accounted for as a derivative financial liability.

Moreover, the Company receives substantially all of the Pre-Funded Warrant proceeds upfront (without any conditions) as part of the Pre-Funded Warrant’s purchase price and in return the Company was obligated to issue fixed number of ADSs to holders. Thus, Pre-Funded Warrants were accounted for and classified as additional paid-in capital as part of the Company’s shareholders’ equity.

As the Representative’s Warrant were granted to the underwriter as compensation for its underwriting services rendered in respect to the U.S. IPO, they were accounted for under IFRS 2 “Share-based Payment” in total amount of NIS 5, NIS 588 and NIS 463, respectively. These expenses were estimated at fair value by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 2.16%-3.11%; expected volatility of 52.92%, exercise period and exercise price based upon the stated terms, ADS price of $2.76 which represents the quoted market price of the average 4 business days following the Closing Date. These expenses were included as part of the incremental and direct issuance costs incurred through the U.S. IPO.

Pursuant to the above, at the initial recognition date the gross proceeds received was allocated to identified components as follows:

Fair value at Closing Date

Derivative warrant liability (*)	3,947
Pre-funded warrant and ADSs	39,494
Total gross consideration	43,441

(*)	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.

The total incremental and direct issuance costs amounted to NIS 7,949 (of which NIS 6,893 were cash expense) were allocated to the Warrants (NIS 723) and the ADSs (including the Pre-Funded Warrants) (NIS 7,226), based on the relative value of such identified instruments at the Closing Date. The portion of issuance costs that was allocated to the Warrants was recognized immediately as finance expenses in profit or loss and the portion of issuance costs related to the ADSs (including the Pre-Funded Warrants) was deducted from additional paid-in capital.

The following tabular presentation reflects the reconciliation of the fair value of derivative warrant liability during the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022

Opening balance	1,151	-
Recognition of fair value of warrants issued at effective date	-	3,947
Warrants issued as result of partially exercised of over-allotment option	-	158
Revaluation of derivative warrant liability exercisable for ADSs (see Note 16B below) (*)	(877)	(2,954)
Closing balance	274	1,151

(*)	Due to lack of trading activity of the Warrant, as of December 31, 2023, the management estimated the fair value of the Warrant by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 4.07%; expected volatility of 85.7%, exercise period and exercise price based on stated terms and ADS price of $0.72 which represents the quoted market price.

As of December 31, 2023 and 2023, the measurement of the aforesaid derivative warrant liability was classified at level 1 in the fair value hierarchy.

(3)	On December 11, 2022, the Company entered into the PIPE Agreement with the PIPE Purchaser, under which the Company sold to the PIPE Purchaser 809,061 ADSs at a purchase price of $1.854 per ADS in the PIPE for total gross proceeds of approximately $1.5 million (approximately NIS 5,141) (the “Proceeds”).

Following to completion of customary conditions, the closing date of the PIPE was December 12, 2022 (the “PIPE Closing Date”).

In connection with the PIPE and pursuant to the PIPE Agreement, the Company granted registration rights (the “Registration Rights”) to the PIPE Purchaser, under which the Company agreed to file a registration statement (the “Resale Registration Statement”) with the Securities and Exchange Commission (the “SEC”) as soon as reasonably practicable to register the resale of the ADSs, and to cause such Resale Registration Statement to be declared effective within 45-days of the PIPE Closing Date (the “Resale Effectiveness Date”). If the Resale Registration Statement was not declared effective by the SEC by the Resale Effectiveness Date, subject to certain permitted exceptions, the Company would have be required to pay liquidated damages in cash to the PIPE Purchaser on a monthly basis up to maximum aggregate liquidated damages equal to 12% of the aggregate Proceeds payable to a PIPE Purchaser under the PIPE Agreement. On January 17, 2023 the Company filed the Resale Registration Statement on Form F-1, which was declared effective by the SEC on January 24, 2023.

The Company received the Proceeds, which was recognized in the shareholders’ equity (no amount was required to be allocated to the contingent liquidation damage feature as it was considered with an insignificant value).

(4)	On June 5, 2023, the Company entered into the SEPA with Yorkville, under which the Company was granted the right, but not the obligation, to sell to Yorkville from time to time up to the Commitment Amount of the Company’s ADSs, during a limited period of 48-months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA. At the Company’s option, the ADSs would be purchased by Yorkville from time to time at a price equal to 95% of the lowest of the 3 daily Volume Weighted Average Price (“VWAPs”) of the Company’s ADSs for such trading day on the Nasdaq during regular trading hours as reported by Bloomberg L.P during a 3 consecutive trading day period commencing on the date that the Company, subject to certain limitations, delivers a notice to Yorkville that the Company is committing Yorkville to purchase such the Advance Shares. As consideration for Yorkville’s irrevocable commitment to purchase the Company’s ADSs up to the Commitment Amount, the Company issued 68,152 ADSs (the “Commitment Shares”) to Yorkville.

The Company incurred direct and incremental issuance costs amounted to $70 thousand (approximately NIS 260).

Pursuant to the SEPA, Yorkville shall not be obligated to purchase or acquire any ADSs under the SEPA which, when aggregated with all other ADSs or ordinary shares beneficially owned by Yorkville and its affiliates, would result in the beneficial ownership of Yorkville and its affiliates (on an aggregated basis) to exceed 4.99% of the then outstanding voting power or number of the Company’s ordinary shares.

Upon the execution of the SEPA, Yorkville, upon the Company’s request, advanced to the Company $2,000 thousand (approximately NIS 7,430 before issuance costs) of the Commitment Amount evidenced by the First Promissory Note. The First Promissory Note accrues interest at a rate of 8%, was issued with a 3% original issue discount and will be repaid in 10 monthly installments beginning on the 60th day following the execution date of the First Promissory Note either in cash or by issuance of Advance Shares. Each installment shall include an equal portion of the outstanding balance plus all accrued and unpaid interest on the First Promissory Note at such installment date.

Yorkville’s obligation to purchase the Company’s ADSs pursuant to the SEPA was subject to a number of conditions, including that a registration statement (the “YA Resale Registration Statement”) be filed with the SEC, registering the Commitment Shares issued and the Advance Shares to be issued and sold pursuant to an Advance under the Securities Act of 1933, as amended (the “Securities Act”) and that the YA Resale Registration Statement be declared effective by the SEC. On June 7, 2023, the Company filed YA Resale Registration Statement on Form F-1, which was declared effective by the SEC on June 16, 2023 (the “YA Resale Effective Date”).

In accordance with IFRS and based on the overall contractual framework between the parties and the fact that the SEPA and the First Promissory Note were executed on the same date, both agreements were accounted for as one transaction as an issuance of a package that includes (1) right to sell Advance Shares (the “Put Options”), (2) First Promissory Note and (3) Commitment Shares.

At the initial date, the SEPA essentially constitutes a series of Put Options under which the Company may (but not obliged to) sell to Yorkville ordinary shares at a sale price representing a discount at a rate of 5% of the share market price at the exercise date of such put option. At subsequent date, upon exercise of each of the Put Options, a financial liability will be recognized at fair value through profits and losses over a limited period until the determination of the exercise price based on the aforesaid VWAP mechanism.

At the initial date, the proceeds received by the Company were allocated to the First Promissory Note based on its fair value amount and the remaining amount was allocated to the Commitment Shares as a residual amount. At subsequent dates, the Company recognized a discount expense over the economic life of the First Promissory Note based on the effective interest rate method.

Pursuant to the above, at the initial date the net proceeds received were allocated to identified components as follows:

Fair value at Closing Date

Put Options (*)	-
First Promissory Note (**)	7,083
Commitment Shares	87
Total net consideration	7,170

(*)	Management by using the assistance of third-party appraiser has determined that the fair value of the Put Options is zero as the exercise price of the Put Options is out of money at any exercise date.

(**)	The fair value of the First Promissory Note was based on rating model using a discount rate of 17.51% which represented the Company’s applicable rate of risk, as determined by management using the assistance of third-party appraiser.

On December 11, 2023, the Company and Yorkville entered into a first amendment to the SEPA pursuant to which Yorkville, upon the Company’s request, agreed to advance to the Company $1,000 thousand (approximately NIS 3,708 before issuance costs) of the Commitment Amount, which is by the Second Promissory Note. The Second Promissory Note accrues interest at a rate of 8%, was issued with a 3% original issue discount and will be repaid in 5 equal monthly installments beginning on the 150th day following the execution date of the Second Promissory Note. The Second Promissory Note may be repaid with the proceeds of an Advance under the SEPA or repaid in cash.

Direct debt costs incurred amounted to $30 thousand (approximately NIS 111).

The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Notes during the period commencing the Closing Date through December 31, 2023:

Year ended December 31,
2023

Opening balance	-
Net amount allocated to Promissory Notes at initial date	10,680
Repayment of First Promissory Note in cash	(754)
Repayment of First Promissory Note and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(3,313)
Recognition of discount, interest and exchange differences expenses related to Promissory Notes (see Note 16A below)	592
Income from exchange rate differentials	(66)
Closing balance	7,139

During the period commencing the YA Effective Date through December 31, 2023, the Company sold 33,034,240 Advance Shares to Yorkville out of the Commitment Amount under the SEPA for a total aggregate purchase price of $3,394 thousand (approximately NIS 12,572). The difference between the fair value of the ADSs issued of $145 thousand (approximately NIS 531) to the above aggregate purchase price received was recorded as finance expenses. See Note 16A below.

For selling of additional Advance Shares to Yorkville out of the Commitment Amount and increasing the Commitment Amount subsequent to balance sheet date, see also Note 21 below.

(5)	On December 13, 2023, the Company entered into the Purchase Agreement with Yorkville under which the Company sold to Yorkville through the Registered Direct Offering 1,666,667 ADSs for total gross proceeds of $1,000 thousand (approximately NIS 3,685), before deducting the offering expenses payable by the Company, at an offering price of $0.60 per ADS.

The ADSs were issued pursuant to a prospectus supplement, dated as of December 13, 2023, which was filed with the SEC, in connection with a takedown from the Company’s shelf registration statement on Form F-3, which became effective on September 27, 2023.

(6)	In December 2023, 90,000 RSUs granted to the Company’s CEO were settled for the same number of ordinary shares of the Company.